Financial Instruments (Details) - Schedule of Fair Value of Financial Instruments - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January
Net changes at fair value recognized through profit or loss		(328)	$ (404)
Shares receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January
Investments in shares, warrants and SAFEs [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		2,038
Ending Balance as of December		1,707
Purchase of securities		250
Net changes at fair value recognized through profit or loss		(267)
SAFE conversion		(314)
Investments in shares, warrants and SAFEs [member] | Safo shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		10
Ending Balance as of December		8
Purchase of securities
Transfer from equity method
Net changes at fair value recognized through profit or loss		(2)
Sale of securities
Realized loss
Investments in shares, warrants and SAFEs [member] | Tondo shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		97
Ending Balance as of December		101
Purchase of securities
Transfer from equity method
Net changes at fair value recognized through profit or loss		4
Sale of securities
Realized loss
Investments in shares, warrants and SAFEs [member] | A.I Systems shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January
Ending Balance as of December		47
Purchase of securities		83
Transfer from equity method
Net changes at fair value recognized through profit or loss		(36)
Sale of securities
Realized loss
Investments in shares, warrants and SAFEs [member] | Bubbles shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		151
Ending Balance as of December		106
Purchase of securities
Transfer from equity method
Net changes at fair value recognized through profit or loss		(45)
Sale of securities
Realized loss
Investments in shares, warrants and SAFEs [member] | Hydreight Technologies shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January
Ending Balance as of December		109
Purchase of securities		141
Transfer from equity method
Net changes at fair value recognized through profit or loss		(32)
Sale of securities
Realized loss
Investments in shares, warrants and SAFEs [member] | SciSparc shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		659
Ending Balance as of December		233
Purchase of securities		325
Transfer from equity method
Net changes at fair value recognized through profit or loss		320
Sale of securities		(1,045)
Realized loss		(26)
Investments in shares, warrants and SAFEs [member] | Maris shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		84
Ending Balance as of December		110
Purchase of securities
Transfer from equity method
Net changes at fair value recognized through profit or loss		26
Sale of securities
Realized loss
Investments in shares, warrants and SAFEs [member] | Automax warrants [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		9
Ending Balance as of December		6
Purchase of securities
Transfer from equity method
Net changes at fair value recognized through profit or loss		(3)
Sale of securities
Realized loss
Investments in shares, warrants and SAFEs [member] | Odysight.ai [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January
Ending Balance as of December
Purchase of securities
Transfer from equity method	[1]	8,720
Net changes at fair value recognized through profit or loss	[1]	(2,946)
Sale of securities	[1]	(5,774)
Realized loss
Investments in shares, warrants and SAFEs [member] | ClearMind shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		594
Ending Balance as of December		90
Purchase of securities
Transfer from equity method
Net changes at fair value recognized through profit or loss		(504)
Sale of securities
Realized loss
Investments in shares, warrants and SAFEs [member] | Elbit shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		613
Ending Balance as of December		578
Purchase of securities
Transfer from equity method
Net changes at fair value recognized through profit or loss		185
Sale of securities		(220)
Realized loss
Investments in shares, warrants and SAFEs [member] | Automax shares [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		1,114
Ending Balance as of December		341
Purchase of securities
Transfer from equity method
Net changes at fair value recognized through profit or loss		(773)
Sale of securities
Realized loss
Investments in shares, warrants and SAFEs [member] | Total Financial Instrument [Member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		3,331
Ending Balance as of December		1,729
Purchase of securities		549
Transfer from equity method		8,720
Net changes at fair value recognized through profit or loss		(3,806)
Sale of securities		(7,039)
Realized loss		(26)
Investments in shares, warrants and SAFEs [member] | Maris warrants [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		13
Ending Balance as of December		16
Purchase of securities
Net changes at fair value recognized through profit or loss		3
SAFE conversion
Investments in shares, warrants and SAFEs [member] | Polyrizon warrants [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		399
Ending Balance as of December		117
Purchase of securities
Net changes at fair value recognized through profit or loss		(282)
SAFE conversion
Investments in shares, warrants and SAFEs [member] | ClearMind warrants [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		4
Ending Balance as of December		4
Purchase of securities
Net changes at fair value recognized through profit or loss
SAFE conversion
Investments in shares, warrants and SAFEs [member] | Safee shares [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		400
Ending Balance as of December		400
Purchase of securities
Net changes at fair value recognized through profit or loss
SAFE conversion
Investments in shares, warrants and SAFEs [member] | Parazero -SAFE [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		520
Ending Balance as of December		520
Purchase of securities
Net changes at fair value recognized through profit or loss
SAFE conversion
Investments in shares, warrants and SAFEs [member] | Polyrizon - SAFE [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		302
Ending Balance as of December
Purchase of securities
Net changes at fair value recognized through profit or loss		12
SAFE conversion		(314)
Investments in shares, warrants and SAFEs [member] | Colugo shares [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		400
Ending Balance as of December		400
Purchase of securities
Net changes at fair value recognized through profit or loss
SAFE conversion
Investments in shares, warrants and SAFEs [member] | Metagramm shares [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January
Ending Balance as of December		250
Purchase of securities		250
Net changes at fair value recognized through profit or loss
SAFE conversion
Loans to associates and others [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		1,002
Ending Balance as of December		1,036
Loans granted to associates and others		80
Net changes at fair value recognized through profit or loss		(46)
Loans to associates and others [member] | Loan to Revoltz [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		62
Ending Balance as of December		62
Loans granted to associates and others
Net changes at fair value recognized through profit or loss
Loans to associates and others [member] | Loan to A.I. Systems [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January		940
Ending Balance as of December		894
Loans granted to associates and others
Net changes at fair value recognized through profit or loss		(46)
Loans to associates and others [member] | Loan to Polyrizon [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance as of January
Ending Balance as of December		80
Loans granted to associates and others		80
Net changes at fair value recognized through profit or loss
Other receivables [member] | Level 1 and Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Ending Balance as of December		606
Shares receivable from the Amendment of the Buffalo Agreement		937
Transfer to investments in shares		(178)
Net changes at fair value recognized through profit or loss		(153)
Other receivables [member] | Shares receivable [Member] | Level 1 and Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Ending Balance as of December		606
Shares receivable from the Amendment of the Buffalo Agreement		937
Transfer to investments in shares		(178)
Net changes at fair value recognized through profit or loss		$ (153)

[1]	For more information, see note 3C.